Fair value measurement (Details) ¥ in Millions, $ in Millions	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Assets
Investment securities	¥ 19,088	$ 2,995	¥ 39,085
Recurring basis
Assets
Restricted cash	5,926		4,434
Total assets	102,024		67,813
Recurring basis | Wealth management products
Assets
Short-term investments	77,010		24,294
Recurring basis | Listed equity securities
Assets
Investment securities	19,088		39,085
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets
Total assets	19,088		39,085
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Listed equity securities
Assets
Investment securities	19,088		39,085
Recurring basis | Significant Other Observable Inputs (Level 2)
Assets
Restricted cash	5,926		4,434
Total assets	82,936		28,728
Recurring basis | Significant Other Observable Inputs (Level 2) | Wealth management products
Assets
Short-term investments	¥ 77,010		¥ 24,294